Expense Example - VanEck Communication Services TruSector ETF - VanEck Communication Services TruSector ETF Class	Aug. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	$ 50